Segment information - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments
Turnover	R 275,738	R 201,910	R 190,367
Earnings/(loss) before interest and tax (EBIT)	61,417	16,619	(111,926)
Tax paid	13,531	5,280	5,659
Non-current assets	255,461	230,477	264,434
South Africa
Disclosure of operating segments
Turnover	133,403	84,844	84,528
Earnings/(loss) before interest and tax (EBIT)	29,305	(7,523)	(37,029)
Tax paid	11,739	6,622	3,138
Non-current assets	90,524	76,070	106,922
Rest of Africa
Disclosure of operating segments
Turnover	9,428	8,853	7,776
Earnings/(loss) before interest and tax (EBIT)	1,985	4,541	1,821
Tax paid	1,032	955	1,607
Non-current assets	15,041	14,116	18,896
United States
Disclosure of operating segments
Turnover	44,080	31,247	28,295
Earnings/(loss) before interest and tax (EBIT)	4,644	9,616	(75,827)
Tax paid	36	(3,340)	20
Non-current assets	123,618	113,088	106,371
Rest of North America
Disclosure of operating segments
Turnover	5,231	4,183	3,758
Earnings/(loss) before interest and tax (EBIT)	5,219	646	(481)
Non-current assets			1,329
Europe
Disclosure of operating segments
Turnover	58,177	48,529	44,280
Earnings/(loss) before interest and tax (EBIT)	12,406	5,354	105
Tax paid	657	997	854
Non-current assets	16,161	16,748	18,948
Other countries
Disclosure of operating segments
Turnover	25,419	24,254	21,730
Earnings/(loss) before interest and tax (EBIT)	7,858	3,985	(515)
Tax paid	67	46	40
Non-current assets	R 10,117	R 10,455	R 11,968